UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - SECURITIZE, INC. AND SUBSIDIARIES - Securitize, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net income (loss)	$ (7,932,652)	$ (5,124,857)	$ (48,454,725)	$ (24,287,668)
Net loss from discontinued operations, net of tax	0	583,339	6,086,562	5,861,133
Net loss from continuing operations	(7,932,652)	(4,541,518)	(42,368,163)	(18,426,535)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	587,934	313,414	1,891,867	1,098,881
Provision for expected credit losses	285,453	74,388	397,382	1,743,140
Share-based compensation expense	836,588	7,431,004	11,411,837	404,041
Share-based promotional expense			731,076	0
Accretion of debt discount	1,186,318	763,786	3,442,622	2,325,169
Net gains from investments	(1,365,256)	(2,769)	(235,631)	(98,730)
Loss on digital assets held for investment net	920,467	0
Loss on digital assets from operations, net	286,592	169,338	5,113,796	0
Deferred tax provision	43,008	82,059	122,045	57,723
Change in fair value of simple agreement for future equity	1,368,000	66,000	4,735,000	95,000
Change in fair value of derivative liability	2,001,000	290,000	11,719,000	1,370,000
Change in fair value of option liability	(90,000)	(490,000)	6,431,000	(261,000)
Changes in operating assets and liabilities:
Digital assets from operations	104,608	29,296
Stablecoins and other digital assets			(3,828,348)	0
Digital assets receivable	(63,701)	(6,361,577)	(5,760,940)	0
Customer escrow funds	28,946,509	3,514,587	(23,441,612)	(16,310,587)
Contract assets	1,452,002	(912,637)	(10,502,489)	(4,768,725)
Prepaid expenses and other current assets	(634,379)	(298,300)	(553,328)	(1,279,168)
Accounts payable	(1,473,162)	235,704	647,533	(639,804)
Accrued expenses and other current liabilities	2,473,524	(221,490)	(666,913)	(700,738)
Interest payable	1,083,540	725,927	2,768,398	2,328,094
Customer escrow funds payable	(28,845,937)	(3,508,567)	23,329,055	16,262,616
Deferred revenue	(5,000,697)	1,084,925	2,965,590	2,614,161
Cash used in operating activities from continuing operations	(9,092,102)	(2,751,520)	(15,319,840)	(14,979,093)
Cash used in operating activities from discontinued operations	0	(1,227,965)	(861,695)	(3,548,562)
Net cash used in operating activities	(9,092,102)	(3,979,485)	(16,181,535)	(18,527,655)
Cash flows from investing activities:
Purchase of available-for-sale debt securities held in Trust Account	0	(18,293)	(1,165,583)	(18,023,420)
Proceeds from sales and redemptions of investments and available-for-sale marketable securities	0	808,724	1,123,347	25,698,918
Acquisition of a business, net of cash acquired	0	25,000	(21,090,525)	(5,644,898)
Proceeds from partial repayments of notes receivable, related parties			345,638	4,940,263
Originations of and disbursements for notes receivable, related parties	(2,231,266)	(688,098)	(1,759,598)	0
Proceeds from dispositions of digital assets held for investment			0	59,854
Proceeds from redemptions of tokenized assets for investment	1,500,000	0
Net purchases and disposals of long-lived assets	(290,296)	0	(314,618)	0
Proceeds from sale of equipment and other long-lived assets	0	3,702
Proceeds from participation and closing positions in DeFi activities			21,984,830	0
Investment activities in DeFi involving use of cash equivalents			(6,097,859)	(20,721,815)
Cash used in investing activities from continuing operations			(15,782,232)	(13,691,098)
Investing cash flows generated from sale of discontinued operations, net of cash disposed			2,766,644	0
Net cash used in investing activities	(1,021,562)	(765,460)	(13,015,588)	(13,691,098)
Cash flows from financing activities:
Proceeds from issuance of note payable, related party			945,343	2,474,384
Proceeds from convertible promissory notes payable, net of issuance costs			29,992,221	49,867,511
Proceeds from options exercised	81,964	3,020	534,580	0
Payment of deferred offering costs	(429,924)	0	(143,454)	0
Repayment of stockholder note			3,568,855	0
Repayment of notes payable, related party			(3,419,727)	(5,000,000)
Net cash provided by financing activities	(347,960)	3,020	31,477,818	47,341,895
Effect of exchange rate changes on cash	49,886	73,228	627,402	106,250
Net increase in cash and cash equivalents	(10,411,738)	(4,668,697)	2,908,097	15,229,392
Cash – beginning of the period	24,871,555	21,788,225	21,788,225	6,627,289
Cash and cash equivalents from discontinued operations, beginning of period	0	94,200	0	175,233
Less: Cash and cash equivalents from discontinued operations, end of period	0	(94,200)	0	(175,233)
Cash – end of the period	14,459,817	17,200,561	24,871,555	21,788,225
Supplemental disclosure of cash flow information and non-cash transactions:
Income taxes paid	0	19,479	59,058	33,173
Income Tax Paid, after Refund Received, Adjustment			0	52,278
Cash paid for interest			200,158	84,439
Fair value of common stock issued as consideration in business combination			0	53,539
Digital assets loan receivables originated	0	3,036,255	30,217,233	15,000,000
Digital assets loan receivables repaid	390,003	5,000,000	44,017,407	0
Digital assets received as collateral	0	3,990,890	34,565,947	15,000,000
Digital assets received as collateral returned	1,351,493	5,000,000	47,937,435	0
Digital assets borrowed	0	3,654,465	30,217,234	36,000,000
Digital assets borrowed repaid	101,109	5,000,000	66,116,125	0
Digital assets pledged as collateral	0	4,702,304	34,565,947	36,000,000
Digital assets pledged as collateral returned	1,711,530	5,000,000	68,937,437	0
Digital assets exchanged with collateral	371,172	0
Non-cash additions or transfers of digital asset investments	2,098,272	0
Non-cash investment assets participating in DeFi activities	0	896,495	6,097,859	21,000,000
Deferred offering costs in accounts payable and accrued expenses	1,790,772	0	2,898,148	0
Series B-4 preferred stock issued in exchange of common stock	0	6,325,845	6,325,845	0
Reissuance of Series A, Series B-1, and Series B-2 preferred stock at fair value in secondary transaction	0	(1,493,539)	1,493,539	0
Retirement of common stock reacquired in exchange of preferred stock	0	(6,325,887)	6,325,845	0
Deemed dividend recognized on reissuance of Series A, Series B-1, and Series B-2 preferred stock at fair value in secondary transaction	0	1,493,539	1,493,539	0
Digital Assets
Cash flows from investing activities:
Purchases of digital and tokenized assets for investment	0	(896,495)	(1,772,127)	0
Tokenized Assets
Cash flows from investing activities:
Purchases of digital and tokenized assets for investment			(7,035,737)	0
Nonrelated Party
Changes in operating assets and liabilities:
Accounts receivable	(5,422,887)	(1,399,455)	(4,223,095)	250,627
Related party
Changes in operating assets and liabilities:
Accounts receivable	$ 161,026	$ 204,365	$ 554,478	$ (1,043,258)